ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
ACCRUED LIABILITIES
Accrued liabilities as of December 31, 2012 and 2011 were as follows:

	As of December 31,	As of December 31,
	2012	2011
Accrued interest	$2,269	$16,411
Accrued claims	3,454	5,889
Other accrued expenses	4,937	10,189
	$10,660	$32,489